Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000136710
Account Value [Line Items]
Line Graph and Table Measure Name																									A with Sales Charge
Accumulated Value		$ 9,523		$ 9,594		$ 9,947		$ 10,244		$ 10,246		$ 10,328		$ 10,513		$ 10,781		$ 10,950		$ 10,970		$ 10,802		$ 10,883			$ 10,985		$ 11,315		$ 11,433		$ 11,678		$ 11,818		$ 11,873		$ 11,971		$ 12,070		$ 12,222		$ 12,291		$ 12,403		$ 12,496		$ 12,676		$ 12,642		$ 12,712		$ 12,690		$ 12,442		$ 12,264		$ 12,448		$ 12,082		$ 11,991		$ 12,011		$ 11,957		$ 12,038		$ 12,411		$ 12,528		$ 12,601		$ 12,675		$ 12,666		$ 13,017		$ 13,233		$ 12,985		$ 13,105		$ 13,203		$ 13,216		$ 13,623		$ 13,747		$ 13,662		$ 11,647		$ 11,736		$ 12,475		$ 12,931		$ 13,263		$ 13,430		$ 13,139		$ 13,130		$ 13,596		$ 13,903		$ 13,936		$ 13,997		$ 13,938		$ 14,353		$ 14,531		$ 14,589	$ 14,682	$ 15,115	$ 15,011	$ 14,914	$ 14,524	$ 14,840	$ 14,696	$ 14,229	$ 13,735	$ 13,673	$ 13,490	$ 12,671	$ 12,466	$ 12,657	$ 12,106	$ 12,181	$ 13,010	$ 13,137	$ 13,569	$ 13,444	$ 13,237	$ 13,299	$ 13,489	$ 13,981	$ 14,350	$ 14,034	$ 13,952	$ 13,968	$ 14,420	$ 14,815	$ 14,923	$ 15,321	$ 15,871	$ 15,857	$ 15,953	$ 15,963	$ 16,069	$ 16,336	$ 16,588	$ 16,789	$ 16,994	$ 17,119	$ 17,483	$ 17,584	$ 17,435	$ 17,363	$ 17,886	$ 18,392	$ 18,720	$ 18,888	$ 19,194	$ 19,791	$ 19,928	$ 20,322	$ 20,886
C000136711
Account Value [Line Items]
Line Graph and Table Measure Name																									C with Sales Charge
Accumulated Value		10,000		10,069		10,428		10,721		10,729		10,808		10,997		11,273		11,448		11,465		11,281		11,364			11,449		11,797		11,914		12,163		12,287		12,350		12,433		12,528		12,679		12,746		12,857		12,947		13,113		13,070		13,136		13,105		12,840		12,663		12,847		12,462		12,360		12,360		12,295		12,383		12,768		12,898		12,951		13,019		13,002		13,351		13,552		13,292		13,406		13,501		13,509		13,909		14,037		13,937		11,882		11,966		12,715		13,192		13,496		13,656		13,350		13,335		13,804		14,120		14,154		14,194		14,126		14,541		14,713		14,763	14,847	15,277	15,162	15,054	14,648	14,948	14,802	14,320	13,812	13,741	13,566	12,712	12,496	12,681	12,136	12,185	13,011	13,144	13,557	13,424	13,208	13,282	13,445	13,930	14,292	13,967	13,898	13,884	14,327	14,705	14,813	15,179	15,740	15,695	15,781	15,804	15,899	16,132	16,372	16,561	16,755	16,882	17,219	17,308	17,175	17,070	17,576	18,066	18,355	18,535	18,826	19,377	19,500	19,890	20,420
C000136713
Account Value [Line Items]
Line Graph and Table Measure Name																									Investor
Accumulated Value		10,000		10,075		10,446		10,758		10,760		10,845		11,040		11,322		11,500		11,521		11,345		11,435			11,528		11,886		12,011		12,271		12,406		12,478		12,571		12,676		12,833		12,905		13,023		13,137		13,312		13,289		13,365		13,345		13,073		12,903		13,099		12,716		12,622		12,630		12,574		12,675		13,067		13,207		13,269		13,346		13,337		13,702		13,915		13,671		13,798		13,890		13,923		14,335		14,466		14,389		12,267		12,362		13,141		13,639		13,961		14,151		13,843		13,836		14,330		14,657		14,692		14,760		14,681		15,138		15,326		15,387	15,484	15,940	15,812	15,709	15,297	15,629	15,496	15,003	14,482	14,397	14,223	13,340	13,123	13,325	12,743	12,822	13,696	13,831	14,286	14,155	13,936	14,022	14,203	14,723	15,134	14,802	14,716	14,711	15,187	15,605	15,741	16,138	16,718	16,704	16,805	16,816	16,951	17,210	17,475	17,687	17,903	18,036	18,420	18,526	18,395	18,294	18,845	19,407	19,727	19,905	20,228	20,858	21,004	21,419	22,015
C000136712
Account Value [Line Items]
Line Graph and Table Measure Name																									R5
Accumulated Value		250,000		251,942		261,218		269,110		269,257		271,494		276,433		283,567		288,119		289,048		284,419		286,738			289,454		298,128		301,646		308,221		311,672		313,547		315,943		318,649		323,110		325,022		327,749		330,665		335,539		334,364		336,670		336,198		329,381		325,159		330,150		320,589		318,272		318,545		317,557		319,963		330,235		333,490		335,523		337,568		337,382		346,692		352,158		345,693		348,996		351,710		352,628		363,254		366,575		364,725		311,083		313,583		332,984		345,722		354,395		358,851		351,162		351,518		364,148		372,661		373,557		375,397		373,489		385,201		390,077		391,739	394,299	406,022	402,870	400,813	390,445	398,620	395,230	382,785	369,593	367,546	363,209	340,771	335,350	340,569	325,810	327,935	350,324	353,957	365,580	362,337	356,835	359,127	363,837	377,234	387,864	379,467	377,373	377,359	389,678	400,546	404,045	414,335	429,896	429,050	431,742	432,730	435,696	442,446	449,381	455,527	460,574	464,171	474,047	476,892	473,624	471,803	486,098	499,939	508,281	513,657	522,113	538,430	541,594	553,237	568,585
C000136714
Account Value [Line Items]
Line Graph and Table Measure Name																									Y
Accumulated Value		100,000		100,765		104,471		107,614		107,663		108,550		110,516		113,354		115,165		115,400		113,670		114,594			115,548		119,140		120,543		123,158		124,532		125,142		126,218		127,287		128,928		129,682		130,896		132,055		133,853		133,515		134,292		134,093		131,370		129,831		131,816		127,851		126,919		127,168		126,616		127,545		131,640		133,081		133,732		134,539		134,453		138,154		140,491		137,923		139,240		140,156		140,518		144,734		146,057		145,309		123,935		124,924		132,812		137,879		141,330		143,111		140,046		140,007		145,026		148,397		148,754		149,478		148,708		153,362		155,294		155,948	156,958	161,617	160,355	159,529	155,393	158,631	157,282	152,322	147,065	146,245	144,513	135,578	133,418	135,488	129,610	130,450	139,352	140,787	145,410	144,112	141,917	142,824	144,693	150,012	154,230	150,884	150,043	150,028	154,917	159,226	160,617	164,698	170,874	170,528	171,596	171,989	173,163	175,838	178,586	181,032	183,026	184,448	188,634	189,495	188,191	187,460	193,134	198,636	201,945	204,081	207,435	213,918	215,457	219,783	225,880
C000221417
Account Value [Line Items]
Line Graph and Table Measure Name																									A with Sales Charge
Accumulated Value	$ 9,625		$ 9,636		$ 9,589		$ 9,707		$ 9,768		$ 9,723		$ 9,590		$ 9,508		$ 9,591		$ 9,636		$ 9,723		$ 9,823			$ 9,819		$ 9,735		$ 9,730		$ 9,764		$ 9,741		$ 9,560		$ 9,449		$ 9,189		$ 8,851		$ 8,841		$ 8,681		$ 8,890		$ 8,689		$ 8,349		$ 8,220		$ 8,474		$ 8,477		$ 8,744		$ 8,563		$ 8,731		$ 8,796		$ 8,709		$ 8,682		$ 8,687		$ 8,652		$ 8,440		$ 8,311		$ 8,660		$ 9,012		$ 9,009		$ 8,911		$ 9,003		$ 8,789		$ 8,925		$ 9,040		$ 9,210		$ 9,372		$ 9,475		$ 9,278		$ 9,374		$ 9,231		$ 9,284		$ 9,467		$ 9,463		$ 9,495		$ 9,440		$ 9,604		$ 9,592		$ 9,694		$ 9,792		$ 9,850		$ 9,914		$ 9,883		$ 9,905
C000221418
Account Value [Line Items]
Line Graph and Table Measure Name																									C with Sales Charge
Accumulated Value	10,000		10,010		9,952		10,069		10,125		10,072		9,929		9,837		9,917		9,958		10,038		10,139			10,127		10,035		10,023		10,053		10,022		9,830		9,709		9,437		9,084		9,068		8,898		9,107		8,895		8,541		8,405		8,669		8,657		8,923		8,734		8,899		8,960		8,865		8,833		8,833		8,791		8,570		8,434		8,783		9,134		9,126		9,021		9,109		8,886		9,018		9,139		9,305		9,451		9,561		9,345		9,447		9,298		9,334		9,523		9,503		9,529		9,479		9,638		9,608		9,715		9,797		9,848		9,907		9,869		9,885
C000221415
Account Value [Line Items]
Line Graph and Table Measure Name																									R6
Accumulated Value	10,000		10,014		9,968		10,094		10,160		10,116		9,980		9,898		9,987		10,037		10,127		10,238			10,236		10,152		10,160		10,189		10,167		9,981		9,868		9,600		9,249		9,241		9,077		9,309		9,090		8,737		8,605		8,884		8,879		9,161		8,974		9,153		9,223		9,135		9,120		9,129		9,094		8,863		8,731		9,111		9,472		9,472		9,371		9,471		9,248		9,394		9,530		9,700		9,873		9,996		9,780		9,896		9,748		9,795		10,002		9,990		10,026		9,982		10,158		10,137		10,248		10,355		10,419		10,490		10,461		10,487
C000221416
Account Value [Line Items]
Line Graph and Table Measure Name																									Y
Accumulated Value	100,000		100,137		99,663		100,915		101,565		101,121		99,753		98,921		99,808		100,297		101,189		102,292			102,263		101,412		101,380		101,762		101,541		99,675		98,531		95,849		92,340		92,253		90,603		92,807		90,724		87,189		85,867		88,642		88,587		91,390		89,520		91,292		91,991		91,099		90,841		91,023		90,668		88,360		87,033		90,709		94,408		94,401		93,388		94,378		92,188		93,750		94,987		96,788		98,533		99,645		97,483		98,629		97,143		97,722		99,659		99,528		99,883		99,440		101,186		101,081		102,177		103,238		103,867		104,447		104,262		104,518
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Accumulated Value		10,000		10,096		10,179		10,197		10,240		10,435		10,497		10,492		10,490		10,389		10,217		10,245			10,208		10,295		10,290		10,360		10,421		10,391		10,426		10,521		10,472		10,516		10,532		10,556		10,481		10,457		10,544		10,504		10,544		10,563		10,566		10,599		10,558		10,538		10,589		10,742		10,856		10,869		11,064		11,070		11,229		11,387		11,477		11,737		11,682		11,662		11,649		11,625		11,834		11,979		11,793		11,984		12,018		12,078		12,210		12,121		12,165		12,166		12,236		12,273		12,208		12,018		11,970		12,002		12,028		12,087	12,237	12,213	12,097	12,066	12,152	12,103	11,912	11,754	11,501	11,192	11,176	11,007	11,287	10,992	10,639	10,603	10,873	10,745	10,992	10,817	11,057	11,114	11,070	11,063	11,067	11,053	10,862	10,785	11,156	11,513	11,490	11,411	11,514	11,329	11,429	11,528	11,751	11,880	12,017	11,855	11,996	11,904	11,950	12,094	12,043	12,162	12,122	12,238	12,228	12,295	12,385	12,483	12,509	12,483	12,513
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Accumulated Value		10,000		10,096		10,179		10,197		10,240		10,435		10,497		10,492		10,490		10,389		10,217		10,245			10,208		10,295		10,290		10,360		10,421		10,391		10,426		10,521		10,472		10,516		10,532		10,556		10,481		10,457		10,544		10,504		10,544		10,563		10,566		10,599		10,558		10,538		10,589		10,742		10,856		10,869		11,064		11,070		11,229		11,387		11,477		11,737		11,682		11,662		11,649		11,625		11,834		11,979		11,793		11,984		12,018		12,078		12,210		12,121		12,165		12,166		12,236		12,273		12,208		12,018		11,970		12,002		12,028		12,087	12,237	12,213	12,097	12,066	12,152	12,103	11,912	11,754	11,501	11,192	11,176	11,007	11,287	10,992	10,639	10,603	10,873	10,745	10,992	10,817	11,057	11,114	11,070	11,063	11,067	11,053	10,862	10,785	11,156	11,513	11,490	11,411	11,514	11,329	11,429	11,528	11,751	11,880	12,017	11,855	11,996	11,904	11,950	12,094	12,043	12,162	12,122	12,238	12,228	12,295	12,385	12,483	12,509	12,483	12,513
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Accumulated Value		10,000		10,096		10,179		10,197		10,240		10,435		10,497		10,492		10,490		10,389		10,217		10,245			10,208		10,295		10,290		10,360		10,421		10,391		10,426		10,521		10,472		10,516		10,532		10,556		10,481		10,457		10,544		10,504		10,544		10,563		10,566		10,599		10,558		10,538		10,589		10,742		10,856		10,869		11,064		11,070		11,229		11,387		11,477		11,737		11,682		11,662		11,649		11,625		11,834		11,979		11,793		11,984		12,018		12,078		12,210		12,121		12,165		12,166		12,236		12,273		12,208		12,018		11,970		12,002		12,028		12,087	12,237	12,213	12,097	12,066	12,152	12,103	11,912	11,754	11,501	11,192	11,176	11,007	11,287	10,992	10,639	10,603	10,873	10,745	10,992	10,817	11,057	11,114	11,070	11,063	11,067	11,053	10,862	10,785	11,156	11,513	11,490	11,411	11,514	11,329	11,429	11,528	11,751	11,880	12,017	11,855	11,996	11,904	11,950	12,094	12,043	12,162	12,122	12,238	12,228	12,295	12,385	12,483	12,509	12,483	12,513
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Accumulated Value		250,000		252,403		254,481		254,913		255,991		260,864		262,422		262,289		262,257		259,714		255,425		256,125			255,192		257,377		257,258		259,002		260,514		259,785		260,639		263,014		261,800		262,904		263,311		263,900		262,016		261,425		263,593		262,612		263,593		264,084		264,157		264,969		263,955		263,439		264,728		268,552		271,397		271,723		276,589		276,754		280,737		284,673		286,913		293,420		292,060		291,556		291,214		290,617		295,861		299,482		294,821		299,594		300,443		301,943		305,243		303,030		304,137		304,159		305,895		306,835		305,189		300,442		299,258		300,040		300,710		302,176	305,932	305,320	302,437	301,646	303,798	302,566	297,812	293,851	287,516	279,789	279,404	275,163	282,172	274,806	265,984	265,074	271,829	268,620	274,808	270,424	276,421	277,844	276,750	276,585	276,674	276,327	271,561	269,633	278,904	287,817	287,253	285,282	287,855	283,220	285,726	288,206	293,773	296,990	300,437	296,371	299,892	297,591	298,744	302,341	301,079	304,043	303,038	305,940	305,695	307,371	309,635	312,079	312,735	312,065	312,819
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Accumulated Value		100,000		100,961		101,792		101,965		102,396		104,346		104,969		104,915		104,903		103,886		102,170		102,450			102,077		102,951		102,903		103,601		104,206		103,914		104,255		105,206		104,720		105,162		105,325		105,560		104,807		104,570		105,437		105,045		105,437		105,634		105,663		105,987		105,582		105,376		105,891		107,421		108,559		108,689		110,636		110,702		112,295		113,869		114,765		117,368		116,824		116,622		116,485		116,247		118,344		119,793		117,929		119,838		120,177		120,777		122,097		121,212		121,655		121,664		122,358		122,734		122,076		120,177		119,703		120,016		120,284		120,871	122,373	122,128	120,975	120,658	121,519	121,026	119,125	117,540	115,006	111,916	111,761	110,065	112,869	109,922	106,394	106,029	108,731	107,448	109,923	108,170	110,568	111,138	110,700	110,634	110,670	110,531	108,625	107,853	111,562	115,127	114,901	114,113	115,142	113,288	114,290	115,282	117,509	118,796	120,175	118,549	119,957	119,036	119,497	120,936	120,432	121,617	121,215	122,376	122,278	122,948	123,854	124,832	125,094	124,826	125,128
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,987		9,942		10,040		10,053		9,981		9,837		9,714		9,791		9,823		9,892		10,003			9,984		9,897		9,895		9,924		9,898		9,685		9,577		9,311		8,958		9,015		8,874		9,091		8,834		8,452		8,343		8,650		8,611		8,876		8,646		8,866		8,919		8,822		8,791		8,785		8,729		8,507		8,373		8,752		9,087		9,062		8,934		9,016		8,788		8,937		9,022		9,233		9,365		9,491		9,256		9,353		9,200		9,249		9,453		9,456		9,493		9,425		9,570		9,545		9,659		9,765		9,826		9,887		9,872		9,883
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,987		9,942		10,040		10,053		9,981		9,837		9,714		9,791		9,823		9,892		10,003			9,984		9,897		9,895		9,924		9,898		9,685		9,577		9,311		8,958		9,015		8,874		9,091		8,834		8,452		8,343		8,650		8,611		8,876		8,646		8,866		8,919		8,822		8,791		8,785		8,729		8,507		8,373		8,752		9,087		9,062		8,934		9,016		8,788		8,937		9,022		9,233		9,365		9,491		9,256		9,353		9,200		9,249		9,453		9,456		9,493		9,425		9,570		9,545		9,659		9,765		9,826		9,887		9,872		9,883
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		9,987		9,942		10,040		10,053		9,981		9,837		9,714		9,791		9,823		9,892		10,003			9,984		9,897		9,895		9,924		9,898		9,685		9,577		9,311		8,958		9,015		8,874		9,091		8,834		8,452		8,343		8,650		8,611		8,876		8,646		8,866		8,919		8,822		8,791		8,785		8,729		8,507		8,373		8,752		9,087		9,062		8,934		9,016		8,788		8,937		9,022		9,233		9,365		9,491		9,256		9,353		9,200		9,249		9,453		9,456		9,493		9,425		9,570		9,545		9,659		9,765		9,826		9,887		9,872		9,883
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 100,000		$ 99,866		$ 99,420		$ 100,396		$ 100,534		$ 99,814		$ 98,372		$ 97,144		$ 97,911		$ 98,231		$ 98,921		$ 100,027			$ 99,837		$ 98,973		$ 98,945		$ 99,238		$ 98,984		$ 96,852		$ 95,771		$ 93,110		$ 89,577		$ 90,155		$ 88,740		$ 90,909		$ 88,340		$ 84,523		$ 83,428		$ 86,496		$ 86,106		$ 88,755		$ 86,460		$ 88,657		$ 89,194		$ 88,223		$ 87,908		$ 87,847		$ 87,286		$ 85,068		$ 83,725		$ 87,517		$ 90,867		$ 90,617		$ 89,337		$ 90,162		$ 87,885		$ 89,375		$ 90,221		$ 92,328		$ 93,655		$ 94,909		$ 92,555		$ 93,534		$ 92,003		$ 92,491		$ 94,526		$ 94,561		$ 94,933		$ 94,253		$ 95,703		$ 95,450		$ 96,592		$ 97,646		$ 98,256		$ 98,866		$ 98,720		$ 98,825
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPMorgan EMBI Global Diversified Index
Accumulated Value		10,000		10,191		10,523		10,710		10,691		11,051		11,250		11,452		11,498		11,355		10,891		11,035			11,195		11,419		11,462		11,633		11,736		11,719		11,817		12,026		12,028		12,072		12,078		12,167		12,162		11,920		11,955		11,781		11,670		11,531		11,826		11,621		11,797		11,543		11,494		11,649		12,163		12,284		12,459		12,489		12,540		12,967		13,124		13,222		13,162		13,199		13,136		13,400		13,604		13,473		11,607		11,868		12,588		13,030		13,514		13,583		13,332		13,328		13,842		14,105		13,952		13,596		13,465		13,763		13,909		14,011	14,070	14,208	13,913	13,916	13,660	13,852	13,458	12,577	12,464	11,767	11,770	11,038	11,358	11,250	10,534	10,550	11,351	11,388	11,749	11,490	11,600	11,662	11,595	11,854	12,081	11,899	11,589	11,432	12,080	12,651	12,522	12,645	12,909	12,641	12,869	12,948	13,190	13,496	13,745	13,509	13,670	13,478	13,672	13,887	13,781	13,750	13,904	14,239	14,420	14,654	14,915	15,233	15,296	15,406	15,511
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPMorgan EMBI Global Diversified Index
Accumulated Value		10,000		10,191		10,523		10,710		10,691		11,051		11,250		11,452		11,498		11,355		10,891		11,035			11,195		11,419		11,462		11,633		11,736		11,719		11,817		12,026		12,028		12,072		12,078		12,167		12,162		11,920		11,955		11,781		11,670		11,531		11,826		11,621		11,797		11,543		11,494		11,649		12,163		12,284		12,459		12,489		12,540		12,967		13,124		13,222		13,162		13,199		13,136		13,400		13,604		13,473		11,607		11,868		12,588		13,030		13,514		13,583		13,332		13,328		13,842		14,105		13,952		13,596		13,465		13,763		13,909		14,011	14,070	14,208	13,913	13,916	13,660	13,852	13,458	12,577	12,464	11,767	11,770	11,038	11,358	11,250	10,534	10,550	11,351	11,388	11,749	11,490	11,600	11,662	11,595	11,854	12,081	11,899	11,589	11,432	12,080	12,651	12,522	12,645	12,909	12,641	12,869	12,948	13,190	13,496	13,745	13,509	13,670	13,478	13,672	13,887	13,781	13,750	13,904	14,239	14,420	14,654	14,915	15,233	15,296	15,406	15,511
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPMorgan EMBI Global Diversified Index
Accumulated Value		10,000		10,191		10,523		10,710		10,691		11,051		11,250		11,452		11,498		11,355		10,891		11,035			11,195		11,419		11,462		11,633		11,736		11,719		11,817		12,026		12,028		12,072		12,078		12,167		12,162		11,920		11,955		11,781		11,670		11,531		11,826		11,621		11,797		11,543		11,494		11,649		12,163		12,284		12,459		12,489		12,540		12,967		13,124		13,222		13,162		13,199		13,136		13,400		13,604		13,473		11,607		11,868		12,588		13,030		13,514		13,583		13,332		13,328		13,842		14,105		13,952		13,596		13,465		13,763		13,909		14,011	14,070	14,208	13,913	13,916	13,660	13,852	13,458	12,577	12,464	11,767	11,770	11,038	11,358	11,250	10,534	10,550	11,351	11,388	11,749	11,490	11,600	11,662	11,595	11,854	12,081	11,899	11,589	11,432	12,080	12,651	12,522	12,645	12,909	12,641	12,869	12,948	13,190	13,496	13,745	13,509	13,670	13,478	13,672	13,887	13,781	13,750	13,904	14,239	14,420	14,654	14,915	15,233	15,296	15,406	15,511
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPMorgan EMBI Global Diversified Index
Accumulated Value		250,000		254,766		263,086		267,745		267,267		276,281		281,256		286,291		287,446		283,878		272,263		275,884			279,864		285,473		286,550		290,820		293,389		292,974		295,430		300,660		300,692		301,808		301,960		304,178		304,047		297,999		298,870		294,523		291,755		288,279		295,646		290,529		294,923		288,563		287,344		291,220		304,069		307,102		311,467		312,225		313,508		324,163		328,100		330,548		329,042		329,967		328,397		335,006		340,112		336,824		290,178		296,695		314,699		325,758		337,851		339,587		333,301		333,202		346,054		352,624		348,797		339,892		336,618		344,077		347,727		350,278	351,738	355,189	347,826	347,911	341,511	346,291	336,441	314,415	311,588	294,168	294,246	275,962	283,939	281,256	263,359	263,759	283,783	284,711	293,729	287,245	290,012	291,553	289,881	296,351	302,013	297,471	289,732	285,809	301,996	316,286	313,055	316,116	322,724	316,024	321,722	323,702	329,751	337,394	343,623	337,720	341,738	336,962	341,806	347,167	344,520	343,754	347,588	355,976	360,490	366,361	372,885	380,818	382,392	385,145	387,767
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPMorgan EMBI Global Diversified Index
Accumulated Value		$ 100,000		$ 101,906		$ 105,234		$ 107,098		$ 106,907		$ 110,513		$ 112,502		$ 114,517		$ 114,979		$ 113,551		$ 108,905		$ 110,354			$ 111,945		$ 114,189		$ 114,620		$ 116,328		$ 117,356		$ 117,190		$ 118,172		$ 120,264		$ 120,277		$ 120,723		$ 120,784		$ 121,671		$ 121,619		$ 119,199		$ 119,548		$ 117,809		$ 116,702		$ 115,312		$ 118,258		$ 116,212		$ 117,969		$ 115,425		$ 114,937		$ 116,488		$ 121,627		$ 122,841		$ 124,587		$ 124,890		$ 125,403		$ 129,665		$ 131,240		$ 132,219		$ 131,617		$ 131,987		$ 131,359		$ 134,002		$ 136,045		$ 134,729		$ 116,071		$ 118,678		$ 125,879		$ 130,303		$ 135,140		$ 135,835		$ 133,321		$ 133,281		$ 138,422		$ 141,049		$ 139,519		$ 135,957		$ 134,647		$ 137,631		$ 139,091		$ 140,111	$ 140,695	$ 142,076	$ 139,130	$ 139,164	$ 136,605	$ 138,517	$ 134,576	$ 125,766	$ 124,635	$ 117,667	$ 117,699	$ 110,385	$ 113,575	$ 112,502	$ 105,343	$ 105,504	$ 113,513	$ 113,884	$ 117,492	$ 114,898	$ 116,005	$ 116,621	$ 115,952	$ 118,540	$ 120,805	$ 118,988	$ 115,893	$ 114,324	$ 120,798	$ 126,514	$ 125,222	$ 126,446	$ 129,090	$ 126,410	$ 128,689	$ 129,481	$ 131,900	$ 134,958	$ 137,449	$ 135,088	$ 136,695	$ 134,785	$ 136,722	$ 138,867	$ 137,808	$ 137,502	$ 139,035	$ 142,390	$ 144,196	$ 146,544	$ 149,154	$ 152,327	$ 152,957	$ 154,058	$ 155,107